Note 16 - Share-based Compensation - Schedule of Restricted Share Activity (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Awarded and unvested (in shares)	88,880	0
Awarded and unvested, weighted average grant date fair value (in dollars per share)	$ 11.9	$ 0
Granted (in shares)	0	1,776,000
Granted, weighted average grant date fair value (in dollars per share)	$ 0	$ 1.19
Forfeited/Cancelled (in shares)	0	0
Forfeited/Cancelled, weighted average grant date fair value (in dollars per share)	$ 0	$ 0
Vested (in shares)	84,466	0
Vested, weighted average grant date fair value (in dollars per share)	$ 0	$ 0
Effect of share consolidation (in shares)		(1,687,200)
Effect of share consolidation (in dollars per share)		$ 0
Vested (in shares)	(84,466)	0
Awarded and unvested (in shares)	4,334	88,880
Awarded and unvested, weighted average grant date fair value (in dollars per share)	$ 11.9	$ 11.9
Previously Reported [Member]
Awarded and unvested (in shares)	1,776,000
Awarded and unvested, weighted average grant date fair value (in dollars per share)	$ 1.19
Awarded and unvested (in shares)		1,776,000
Awarded and unvested, weighted average grant date fair value (in dollars per share)		$ 1.19